Income Taxes - Summary of Loss Before Income Taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Income Tax Disclosure [Abstract]
Non-PRC	¥ (2,024,738)	$ (317,726)	¥ (1,130,036)	¥ (1,243,926)
PRC	(3,987,250)	(625,687)	(5,853,841)	(8,980,961)
Loss before income taxes	¥ (6,011,988)	$ (943,413)	¥ (6,983,877)	¥ (10,224,887)